Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	Calvert Fund
Central Index Key	dei_EntityCentralIndexKey	0000701039
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2015
Prospectus Date	rr_ProspectusDate	Jan. 31, 2015
Calvert Income Fund | Class R
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	cik0000743773_SupplementTextBlock
Supplement to
Calvert Income Funds Prospectus (Class R)
dated January 31, 2015
Date of Supplement: October 1, 2015
Effective immediately, Calvert Income Fund (the “Fund”) has adopted the Calvert Principles for Responsible Investment. Furthermore, effective November 16, 2015, the Fund has approved the addition of certain portfolio managers to the Fund to better reflect a team approach to portfolio management.
Responsible Investment Principles
Effective immediately, the Prospectus is hereby amended as follows:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The last paragraph under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary on page 2 is deleted and replaced with the following:

Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Under "Investments, Risks and Performance – Principal Risks” in the Fund Summary on page 3, delete “Tobacco Exclusion Risk” and insert the following:
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance, depending on whether such sectors or investments are in or out of favor in the market.